UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

September 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds
Commodity Trading Advisors - Managed Futures
Robeco Transtrend Diversified Fund LLC	6/1/2008	$18,576,512	$20,572,669	2.18%

Total Commodity Trading Advisors - Managed Futures		18,576,512	20,572,669	2.18

Distressed
Cerberus Partners, L.P.	11/1/2009	35,112,516	37,436,826	3.97
Cerberus SPV LLC	11/1/2009	20,697,404	22,189,266	2.35

Total Distressed		55,809,920	59,626,092	6.32

Equity Long/Short - High Hedge
Ascend Partners Fund II LP	6/1/2008	21,672,366	23,928,470	2.53
Diamondback Partners, LP	3/1/2010	27,500,000	27,982,283	2.96
Millennium USA, L.P.	9/1/2008	52,004,552	61,503,800	6.52
Prism Partners III Leveraged, L.P.	3/1/2008	25,709,773	30,209,038	3.20

Total Equity Long/Short - High Hedge		126,886,691	143,623,591	15.21

Equity Long/Short - Opportunistic
Artha Emerging Markets Fund L.P.	4/1/2010	15,000,000	15,196,220	1.61
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	20,914,866	22,518,901	2.38
Karsch Capital II, LP	1/1/2006	21,217,788	21,217,587	2.25
Lansdowne Global Financials Fund, L.P.	1/1/2006	21,983,498	25,890,654	2.74
Lansdowne UK Equity Fund, L.P.	5/1/2009	35,000,000	40,921,111	4.33
S.A.C. Capital Management, L.P.	9/1/2009	39,367,626	43,576,924	4.62

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)
Equity Long/Short - Opportunistic (continued)
S.A.C. Multi-Strategy Fund, L.P.	1/1/2010	$3,147,021	$3,180,780	0.34%
Seligman Tech Spectrum Fund LLC	11/1/2007	35,802,889	37,886,993	4.01
SR Global Fund L.P. - Emerging Markets Portfolio	1/1/2010	25,000,000	24,973,940	2.65
TPG Axon Partners, LP	10/1/2007	25,118,237	22,430,358	2.38
Visium Special Holdings LLC	7/1/2009	740,198	1,282,711	0.14

Total Equity Long/Short - Opportunistic		243,292,123	259,076,179	27.45

Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	18,263,353	10,147,185	1.07
Plainfield 2009 Liquidating LLC	6/1/2009	22,198,204	11,316,240	1.20
Silver Point Capital Fund, L.P.	5/1/2007	3,386,500	2,788,528	0.30

Total Event Driven Credit		43,848,057	24,251,953	2.57

Macro
Brevan Howard L.P.	4/1/2009	41,085,300	44,952,852	4.76
Citadel Tactical Trading LLC	1/1/2008	22,174,408	41,011,429	4.34
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	28,750,111	31,688,423	3.36
Discovery Global Opportunity Partners, L.P.	1/1/2008	30,886,354	38,560,581	4.09
Moore Emerging Markets Fund Ltd.	7/1/2009	20,000,000	21,373,859	2.26
Pharo Macro Fund, Ltd.	5/1/2010	25,000,000	24,247,587	2.57
QFR Victoria Fund, Ltd.	2/1/2010	30,000,000	33,883,784	3.59
Tudor BVI Global Fund L.P. (The)	4/1/2009	28,174,353	31,255,393	3.31

Total Macro		226,070,526	266,973,908	28.28

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)
Multi-Strategy
Amaranth Capital Partners LLC	1/1/2006	$378,095	$55,044	0.01%
Citadel Wellington LLC	8/1/2006	37,529,170	32,733,751	3.47
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	2,435,707	2,236,726	0.23
HBK Fund II L.P.	11/1/2009	24,889,604	25,008,257	2.65
KLS Diversified Fund LP	8/1/2010	20,000,000	20,322,555	2.15
Magnetar Capital Fund II LP	1/1/2010	26,778,145	24,186,085	2.56
Magnetar Capital Fund, LP	1/1/2008	3,221,855	2,808,984	0.30
OZ Europe Domestic Partners II, L.P.	4/1/2007	1,836,740	2,501,718	0.26
Perry Partners, L.P.	11/1/2006	2,077,597	1,305,133	0.14
Polygon Global Opportunities Fund LP	1/1/2006	5,146,994	3,468,042	0.37
QVT Associates II LP	7/1/2009	35,808,935	32,733,962	3.47
QVT Associates II Holdings Ltd.	7/1/2009	3,263,322	2,999,652	0.32

Total Multi-Strategy		163,366,164	150,359,909	15.93

Restructurings and Value
Castlerigg Onshore SPV	1/1/2009	603,496	501,267	0.05
Castlerigg Partners L.P.	5/1/2007	976,984	763,889	0.08
Icahn Partners LP	1/1/2006	10,000,000	8,464,493	0.90
One East Partners, LP	8/1/2006	3,432,114	3,073,724	0.33
Owl Creek Overseas Fund, Ltd.	2/1/2008	27,226,113	29,291,195	3.10
OZ Asia Domestic Partners, L.P.	1/1/2006	77,769	17,227	0.00

Total Restructurings and Value		42,316,476	42,111,795	4.46

Total Investments in Investment Funds		920,166,469	966,596,096	102.40

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2010

Description	Cost	Fair Value	Percent of Net Assets
Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.27%	$1,792,209	$1,792,209	0.19%

Total Short-Term Investments	1,792,209	1,792,209	0.19

Total Investments in Investment Funds and Short-Term Investments	$921,958,678	968,388,305	102.59

Liabilities in excess of Other Assets		(24,423,246)	(2.59)

Total Net Assets		$943,965,059	100.00%

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2010

Strategy Allocation	Percent of Net Assets
Macro	28.28%
Equity Long/Short - Opportunistic	27.45
Multi-Strategy	15.93
Equity Long/Short - High Hedge	15.21
Distressed	6.32
Restructurings and Value	4.46
Event Driven Credit	2.57
Commodity Trading Advisors - Managed Futures	2.18
Short-Term Investments	0.19

Total Investments in Investment Funds and Short-Term Investments	102.59%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received from, or on behalf of, Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners, pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Fund’s Prospectus, the Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Short-term investments are invested in a money market fund with the Fund’s custodian, State Street Bank and Trust Company. Investments in money market funds are valued at net asset value.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2010 to September 30, 2010, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$20,572,669	$—	$20,572,669
Distressed	—	—	59,626,092	59,626,092
Equity Long/Short - High Hedge	—	54,137,508	89,486,083	143,623,591
Equity Long/Short - Opportunistic	—	188,605,406	70,470,773	259,076,179
Event Driven Credit	—	—	24,251,953	24,251,953
Macro	—	266,973,908	—	266,973,908
Multi-Strategy	—	36,692,318	113,667,591	150,359,909
Restructurings and Value	—	36,794,148	5,317,647	42,111,795

Total Investment Funds	$—	$603,775,957	$362,820,139	$966,596,096

Short-Term Investments	$—	$1,792,209	$—	$1,792,209

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of December 31, 2009	$405,016,162
Net realized gain (loss)	(6,152,554)
Net change in unrealized appreciation/depreciation	14,570,388
Purchases	35,488,433
Distributions/sales	(76,681,801)
Transfers into Level 3*	35,686,915
Transfers out of Level 3*	(45,107,404)

Balance as of September 30, 2010	$362,820,139

Net change in unrealized appreciation/depreciation from Level 3 investments still held as of September 30, 2010	$5,966,290

*	Transfers are due to changes in the Fund’s ability to redeem investments, based on changes to the available redemption date for each applicable investment.

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that added new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarified existing disclosure requirements relating to the levels of disaggregation for fair value measurements and inputs and valuation techniques used to measure fair value. Effective January 1, 2010, the Fund adopted such amended guidance.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alternative Investment Partners Absolute Return Fund

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 19, 2010

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 19, 2010

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 19, 2010